[Transamerica Life Insurance Company Letterhead]

October 7, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Transamerica Bounty
Separate Account VA-7
Transamerica Life Insurance Company
(File No. 333-128704)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the supplements filed on September 30, 2005, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed Initial Filing to the above-captioned registration statement. The text of the registrant’s most recent Initial Filing was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
General Counsel
Annuity Products and Services

cc:	Frederick R. Bellamy, Esq.